Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2017	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	667,838,880	667,838,880
Total assets	—	—	667,838,880	667,838,880
Liabilities
Payable to investors at fair value	—	—	(667,080,871)	(667,080,871)
Financial guarantee derivative	—	—	(53,260,916)	(53,260,916)
Total liabilities	—	—	(720,341,787)	(720,341,787)

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2018	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	33,417,119	33,417,119
Financial guarantee derivative	—	—	358,249,913	358,249,913
Total assets	—	—	391,667,032	391,667,032

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2018	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	4,860,318	4,860,318
Financial guarantee derivative	—	—	52,105,289	52,105,289
Total assets	—	—	56,965,607	56,965,607

Schedule of financial guarantee derivative movement activities

For loans facilitated from
September 15 to December 31,
2017
Year ended December 31, 2017	RMB
Balance at December 31, 2016	—
Estimated payment to ZhongAn based on the pre-agreed Cap(1)	227,758,691
Less: Initially estimated net guarantee service fee to be collected(2)	209,647,939
Change in fair value of financial guarantee derivative	18,110,752
Add: Guarantee service fee received from borrowers	44,422,222
Less: Compensation paid to ZhongAn	9,272,058
Balance at December 31, 2017	53,260,916
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2017)	218,486,633
Changes in fair value related to balance outstanding at December 31, 2017	18,110,752

	For loans facilitated in	For loans facilitated in
	2017	2018	Total	Total
Year ended December 31, 2018	RMB	RMB	RMB	USD
Balance at December 31, 2017	53,260,916	—	53,260,916	7,746,479
Estimated payment to ZhongAn based on the pre-agreed Cap(1)	—	1,784,817,072	1,784,817,072	259,590,877
Less: Initially estimated net guarantee service fee to be collected(2)	—	1,607,696,701	1,607,696,701	233,829,787
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	5,413,833	18,437,098	23,850,931	3,468,974
Change in fair value of financial guarantee derivative	5,413,833	195,557,469	200,971,302	29,230,064
Add: Guarantee service fee received from borrowers	159,811,884	860,051,384	1,019,863,268	148,332,960
Less: Compensation paid to ZhongAn	218,486,633	1,413,858,766	1,632,345,399	237,414,792
Balance at December 31, 2018	—	(358,249,913)	(358,249,913)	(52,105,289)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2018)	—	370,958,304	370,958,304	53,953,648
Changes in fair value related to balance outstanding at December 31, 2018	—	108,540,263	108,540,263	15,786,527

Note:

(1)       Amount represents estimated payment to ZhongAn which is calculated as the lesser of (1) the contractual guarantee service fees the Group is entitled to collect from the borrowers for the loans facilitated during the current period on an aggregated basis; and (2) the principal amount of such loans facilitated during the period on an annualized basis multiplied by the pre‑agreed Rate with ZhongAn.

(2)       Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3)       Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

Schedule of outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans

	As of	As of	As of
	December 31,	December 31,	December 31,
	2017	2018	2018
	RMB	RMB	US$
Outstanding loan balance	5,239,698,805	12,811,666,471	1,863,379,604
Remaining weighted average contractual term (Month)	10.10	7.53	7.53
Estimated default rate	10.19%	11.06%	11.06%

Schedule of significant unobservable inputs

		December 31, 2017	December 31, 2018
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.75%	7.12%
	Net cumulative expected loss rates(1)	2.05%	7.59%

(1)     Represents the net of default rate and collection rate, expressed as a percentage of the loan volume.

Schedule of loans receivable measured at fair value on recurring basis

RMB

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2016	loan principal	principal	of principal	fair value	31, 2017	2017
Xiaoying Credit Loan	—	496,800,000	(133,104,799)	98,757,578	(35,105,777)	427,347,002	(35,105,777)
-Xiaoying Card Loan	—	85,000,000	(45,681,457)	53,121,380	(11,486,373)	80,953,550	(11,486,373)
-Xiaoying Preferred Loan	—	411,800,000	(87,423,342)	45,636,198	(23,619,404)	346,393,452	(23,619,404)
Xiaoying Housing Loan	723,746,021	600,000,000	(1,359,363,422)	248,577,707	27,531,572	240,491,878	(8,722,407)
Total	723,746,021	1,096,800,000	(1,492,468,221)	347,335,285	(7,574,205)	667,838,880	(43,828,184)

RMB

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2017	loan principal	principal	of principal	fair value	31, 2018	2018
Xiaoying Credit Loan	427,347,002	49,498,710	(476,783,941)	—	33,355,348	33,417,119	(1,750,429)
-Xiaoying Card Loan	80,953,550	49,498,710	(106,771,085)	—	9,735,944	33,417,119	(1,750,429)
-Xiaoying Preferred Loan	346,393,452	—	(370,012,856)	—	23,619,404	—	—
Xiaoying Housing Loan	240,491,878	—	(267,567,946)	18,353,661	8,722,407	—	—
Total	667,838,880	49,498,710	(744,351,887)	18,353,661	42,077,755	33,417,119	(1,750,429)

USD

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2017	loan principal	principal	of principal	fair value	31, 2018	2018
Xiaoying Credit Loan	62,155,044	7,199,289	(69,345,348)	—	4,851,333	4,860,318	(254,589)
-Xiaoying Card Loan	11,774,206	7,199,289	(15,529,210)	—	1,416,033	4,860,318	(254,589)
-Xiaoying Preferred Loan	50,380,838	—	(53,816,138)	—	3,435,300	—	—
Xiaoying Housing Loan	34,978,093	—	(38,916,144)	2,669,429	1,268,622	—	—
Total	97,133,137	7,199,289	(108,261,492)	2,669,429	6,119,955	4,860,318	(254,589)

Schedule of loans payable measured at fair value on recurring basis

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2016	728,104,511
Initial contribution	1,096,800,000
Principal payment	(1,160,000,000)
Changes in fair value	2,176,360
Balance at December 31, 2017	667,080,871
Changes in fair value related to balance outstanding at December 31, 2017	(29,719,129)

	Payable to investors at
	fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2017	667,080,871	97,022,889
Initial contribution	—	—
Principal payment	(696,800,000)	(101,345,357)
Changes in fair value	29,719,129	4,322,468
Balance at December 31, 2018	—	—
Changes in fair value related to balance outstanding at December 31, 2018	—	—